STOCK-BASED COMPENSATION - RSUs and Stock Options (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended					9 Months Ended	12 Months Ended
	Aug. 26, 2016	Oct. 01, 2016	Oct. 01, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Oct. 01, 2016	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Total Restricted Stock Units
Balance, at beginning of fiscal year							4,104,722	4,538,684	4,104,722	4,038,792	8,484,364
Balance, at end of period				4,538,684					4,538,684	4,104,722	4,038,792
Unvested shares at end of period				1,625,477					1,625,477	2,247,565	2,851,824
Share-based compensation narrative disclosures
Shares available for grant				914,707					914,707	1,348,661	1,804,806
Weighted Average Grant Date Fair value per Share
Balance at beginning of fiscal year (in dollars per share)							$ 1.51	$ 1.99	$ 1.51	$ 1.83	$ 2.96
Granted (in dollars per share)				$ 5.58	$ 5.58	$ 1.52	$ 1.52		4.09	1.01	1.01
Forfeited (in dollars per share)									1.01	1.01
Balance at end of period (in dollars per share)				1.99					1.99	1.51	1.83
Unvested shares at end of period (price per share)				$ 2.46					$ 2.46	$ 1.22	$ 1.42
RSUs
Total Restricted Stock Units
Granted								240,843
Vested		0
Exercised		0
Expired		0
Forfeited								(1,414)
Balance, at end of period		239,429	239,429					239,429
Unvested shares at end of period		239,429	239,429					239,429
Expected to vest		225,348	225,348					225,348
Share-based compensation narrative disclosures
Grant date fair value of restricted stock unit award	$ 25.69
Vesting period	35 months
Contractual term of option	10 years
Unrecognized compensation expense		$ 5,756	$ 5,756					$ 5,756
Weighted average period for recognition of unrecognized compensation								1 year 9 months 18 days
Compensation expense			$ 376					$ 376
Weighted Average Grant Date Fair value per Share
Granted (in dollars per share)								$ 25.69
Forfeited (in dollars per share)								25.69
Balance at end of period (in dollars per share)		$ 25.69	$ 25.69					25.69
Unvested shares at end of period (price per share)		25.69	25.69					25.69
Expected to vest (per share)		$ 25.69	$ 25.69					$ 25.69
RSUs | Award vesting on July 27, 2017
Share-based compensation narrative disclosures
Vesting percentage	33.33%
RSUs | Award vesting on July 27, 2018
Share-based compensation narrative disclosures
Vesting percentage	33.33%
RSUs | Award vesting on July 27, 2019
Share-based compensation narrative disclosures
Vesting percentage	33.33%
Nonqualified stock options
Number of shares
Granted								648,301
Options vested		0
Options exercised		0
Options expired		0
Forfeited								(4,242)
Balance outstanding at end of period		644,059	644,059					644,059
Options expected to vest		610,175	610,175					610,175
Share-based compensation narrative disclosures
Vesting period	35 months
Contractual term of option	10 years
Grant date fair value of stock option award	$ 4.74
Dividend paid per share	0.14
Unrecognized compensation expense		$ 2,857	$ 2,857					$ 2,857
Weighted average period for recognition of unrecognized compensation								1 year 9 months 18 days
Compensation expense			$ 187					$ 187
Grant date fair value of stock option award determined using Black-Scholes model
Stock price on date of grant	25.69
Exercise Price	$ 25.69
Expected term	6 years
Risk-free interest rate	1.36%
Expected dividend yield	2.20%
Expected volatility	23.80%
Weighted Average Exercise Price
Granted (in dollars per share)								$ 25.69
Forfeited (In dollars per share)								25.69
Balance outstanding at end of period (in dollars per share)		$ 25.69	$ 25.69					25.69
Options expected to vest (in dollars per share)		$ 25.69	$ 25.69					$ 25.69
Weighted Average Remaining Contractual Term
Balance outstanding at end of period (in years)								9 years 10 months 24 days
Options expected to vest (in years)								9 years 10 months 24 days
Balance outstanding at end of period (in dollars)		$ 1,204	$ 1,204					$ 1,204
Options expected to vest (in dollars)		$ 1,134	$ 1,134					$ 1,134
Nonqualified stock options | Award vesting on July 27, 2017
Share-based compensation narrative disclosures
Vesting percentage	33.33%
Nonqualified stock options | Award vesting on July 27, 2018
Share-based compensation narrative disclosures
Vesting percentage	33.33%
Nonqualified stock options | Award vesting on July 27, 2019
Share-based compensation narrative disclosures
Vesting percentage	33.33%
Equity Incentive Plan
Share-based compensation narrative disclosures
Unrecognized compensation expense				$ 8,386					$ 8,386
Weighted average period for recognition of unrecognized compensation									4 years
Shares available for grant		5,628,690	5,628,690					5,628,690